Ordinary Shares	12 Months Ended
Dec. 31, 2020
Ordinary Shares [Abstract]
ORDINARY SHARES

16. ORDINARY SHARES

The Company’s Amended and Restated Certificate of Incorporation authorizes 240,450,000 ordinary shares with a par value of $0.0001 per share. As of December 31, 2019 and 2020, the Company had 99,028,297 ordinary shares issued and outstanding. The Company has retroactively adjusted the shares issued and outstanding prior to the completion of the Merger dated July 23, 2021 to give effect to the exchange ratio established in the Merger Agreement as described in Note 27.